OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
OTHER CURRENT ASSETS
7.	OTHER CURRENT ASSETS

Other current assets consist of the follows:

	As of December 31,
	2010	2011

Short-term deposits	$1,203	$1,858
Other assets from non-monetary transactions	319	3,142
Interest receivable	82	248
Advances to employees	340	347
Prepaid agency fees	300	395
VAT refund receivable	119	-
Other prepaid expenses	350	637

	$2,713	$6,627

Short-term deposits primarily consist of prepaid deposit for leasing office space and bidding for concession rights. Other assets from non-monetary transactions primarily consist of exchanged golf membership cards and rights to recieve condominium units in Hainan province related to exchanging for advertising services. The Group intends to sell these assets within the next 12 months.